Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Patent registration costs	2,038	1,927

Accumulated amortization	1,428	1,318

Total intangible assets, net	610	609

Schedule of estimated amortization expense
Year ended December 31,	U.S. Dollars (in thousands)
2022	99
2023	97
2024	89
2025	82
2026	68